GENERAL - Direct Subsidiaries (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Telkomsel
Direct/ Indirect subsidiaries
Percentage of ownership interest	65.00%	65.00%
Total assets before elimination	Rp 102,187	Rp 104,621
Dayamitra
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 26,613	Rp 21,815
Metra
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 17,946	Rp 17,369
TII
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 12,182	Rp 11,352
GSD
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 6,148	Rp 6,043
Telkom Akses
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 4,336	Rp 4,463
Telkomsat
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 4,483	Rp 3,306
PINS
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,864	Rp 3,015
Pt Infrastructure Telekomunikasi [Member]
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,074	Rp 1,706
MetraNet
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,320	Rp 997
Pt Napsindo Primatel International [Member]
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 5	Rp 5